Accounting for Derivative Instruments and Hedging Activities Derivative Activity and Notional Amounts (Detail) MWh in Millions, MMBTU in Millions, $ in Millions		Sep. 30, 2015 USD ($) MMBTU MWh Contract		Dec. 31, 2014 USD ($) MMBTU MWh		Dec. 31, 2013 USD ($) MMBTU MWh
Interest Rate Swap [Member] | Parent Company [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held		2		2
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	[1]	$ 450.0		$ 450.0		$ 450.0
Not Designated as Hedging Instrument [Member] | Natural Gas Derivatives [Member]
Derivative [Line Items]
Derivative, Notional amount, Nonmonetary		345.6	[2]	360.4	[2],[3]	423.5	[3]
Not Designated as Hedging Instrument [Member] | Electric generation fuel [Member]
Derivative [Line Items]
Derivative, Notional amount, Nonmonetary		175.1		140.2		145.6
Not Designated as Hedging Instrument [Member] | Purchased Electricity [Member]
Derivative [Line Items]
Derivative, Notional amount, Nonmonetary | MWh		1.1		5.4		8.6

[1]	Interest rate swap contracts are only held at Puget Energy.
[2]	All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, "Regulated Operations," due to the PGA mechanism. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.
[3]	PSE had a net derivative liability and an offsetting regulatory asset of $69.3 million at December 31, 2014 and $27.6 million at December 31, 2013 related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, due to the PGA mechanism.